Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The disaggregated revenues by course plans were as follow
s
:

	For the years ended December 31,
	2017	2018	2019
Prepaid standard courses	138,921	596,702	997,794
Prepaid multiple course packages	15,811	27,904	13,139
Other courses	10,860	12,658	12,280

Total revenues	165,592	637,264	1,023,213
Less: tax surcharges	(31)	(40)	—

Net revenues	165,561	637,224	1,023,213